Share Capital, Share Premium, Reserves (Details) € / shares in Units, $ / shares in Units, $ in Millions																	6 Months Ended
	Jun. 13, 2025 EUR (€) shares	May 12, 2025 EUR (€) shares	Nov. 15, 2024 EUR (€) shares	Oct. 09, 2024 EUR (€) shares	Oct. 09, 2024 USD ($)	Sep. 25, 2024 EUR (€) shares	Sep. 03, 2024 EUR (€) shares	Jun. 24, 2024 EUR (€) shares	Jun. 03, 2024 EUR (€) shares	Jun. 03, 2024 $ / shares shares	May 28, 2024 EUR (€) € / shares shares	May 28, 2024 $ / shares shares	Apr. 17, 2024 EUR (€) shares	Mar. 06, 2024 EUR (€) shares	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Share Capital, Share Premium, Reserves
Aggregate capital increase				€ 24,600,000														€ 48,427,000
Gross proceeds																	€ 44,000	45,674,000
Direct-attributable transaction costs															€ 7,600,000	€ 6,500,000		2,900,000
Proceeds net of transaction costs			€ 71,500,000
Exercise of warrants (equity)	€ 34,000	€ 10,000	€ 205,000			€ 13,000	€ 74,000	€ 68,000					€ 17,000	€ 62,000
Number of shares issued | shares	6,375	2,000	38,250	3,000,000		2,250	13,750	12,625					3,000	8,650
ATM Program
Share Capital, Share Premium, Reserves
Gross proceeds | $					$ 27.0
Notional amount				€ 50,000,000
Over-Allotment Option
Share Capital, Share Premium, Reserves
Aggregate capital increase									€ 2,600,000		€ 45,900,000
Number of shares issued | shares									300,000	300,000	5,374,755	5,374,755
EUR | Over-Allotment Option
Share Capital, Share Premium, Reserves
Share price | € / shares											€ 8.54
Number of shares issued | shares											1,996,187	1,996,187
Capital increase in cash (Shares) | shares											1,996,187	1,996,187
USD | Over-Allotment Option
Share Capital, Share Premium, Reserves
Share price | $ / shares										$ 9.25		$ 9.25
Number of shares issued | shares									300,000	300,000	3,378,568	3,378,568
Share premium
Share Capital, Share Premium, Reserves
Aggregate capital increase				€ 24,071,000					€ 2,506,000		€ 44,946,000							47,452,000
Direct-attributable transaction costs			€ 3,700,000															€ 2,900,000
Exercise of warrants (equity)	€ 33,000	€ 10,000	€ 198,000			€ 12,000	€ 72,000	€ 66,000					€ 16,000	€ 61,000